Oct. 31, 2024
Virtus KAR Long/Short Equity Fund
Virtus KAR Long/Short Equity Fund
Investment Objective
The fund has an investment objective of seeking long-term capital appreciation.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Virtus Funds. More information on these and other discounts is available: (i) from your financial professional or other financial intermediary; (ii) under “Sales Charges” on page 24 of the fund’s prospectus; and (iii) with respect to purchase of shares through specific intermediaries, in Appendix A to the fund’s prospectus, entitled “Intermediary Sales Charge Discounts and Waivers.”

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus KAR Long/Short Equity Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus KAR Long/Short Equity Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Dividend and Interest Expense on Short Sales		0.48%	0.48%	0.48%	0.48%
Remaining Other Expenses		0.30%	0.48%	0.46%	0.32%
Total Other Expenses		0.78%	0.96%	0.94%	0.80%
Total Annual Fund Operating Expenses		2.28%	3.21%	2.19%	2.05%
Less: Fee Waiver and/or Expense Reimbursement	[1]	none	(0.18%)	(0.16%)	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	2.28%	3.03%	2.03%	1.96%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 2.55% for Class C Shares, 1.55% for Class I Shares and 1.48% for Class R6 Shares through February 28, 2026. Prior to February 28, 2026, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Virtus KAR Long/Short Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 768	$ 406	$ 206	$ 199
3 Years	1,223	972	670	634
5 Years	1,703	1,663	1,160	1,095
10 Years	$ 3,022	$ 3,500	$ 2,511	$ 2,372

Expense Example, No Redemption - Virtus KAR Long/Short Equity Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 768	$ 306	$ 206	$ 199
3 Years	1,223	972	670	634
5 Years	1,703	1,663	1,160	1,095
10 Years	$ 3,022	$ 3,500	$ 2,511	$ 2,372

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The fund pursues long-term capital appreciation by investing in long positions of companies the fund’s subadviser believes to be of high quality and selling short positions in companies the fund’s subadviser believes to be of low quality. The fund takes a long position by purchasing the shares of a company that the subadviser believes will increase in value. A short position is an attempt to profit from an expected drop in the price of a company’s securities by borrowing shares and selling them, and subsequently repurchasing shares of that company.

The long investment strategy aims to purchase the stock of issuers deemed by the subadviser as high quality companies at attractive valuations. Qualities the fund’s subadviser uses to define “high-quality” companies include a durable competitive advantage, strong management team, and reasonable capital structure.

The short investment strategy aims to sell short the stock of low quality companies whose share price the subadviser expects to drop because it does not accurately reflect the poor fundamentals of the business. Qualities the fund’s subadviser uses to define “low-quality” companies include an erratic or mediocre financial performance, poor history of capital allocation, a flawed business model and/or an aggressive capital structure.

The fund’s net market exposure (long exposure minus short exposure) may fluctuate based on the number and quality of investments ideas the fund’s subadviser is able to find as a result of its bottom-up fundamental analysis, but the fund will generally have a net long bias (long exposure will typically exceed short exposure).

Under normal circumstances, the fund invests at least 80% of its assets in equity securities and equity-related instruments, in long and short positions of U.S.-listed equity securities of any capitalization. The fund’s investments may include securities of U.S. and foreign issuers, including securities of issuers in emerging market countries and securities denominated in a currency other than the U.S. dollar. Equity securities consist of common and preferred stocks, exchange traded funds (“ETFs”), S&P Depositary Receipts (“SPDRs”), American Depositary Receipts (“ADRs”) and other similar instruments. To the extent that selling short a particular stock is impractical, or prohibited, the fund may invest in derivative instruments, such as options or futures, as an alternative method to take a short position consistent with the fund’s investment strategy described herein.

In general, the fund is not constrained by any sector weight limitations, but it is limited to investing a maximum of 25% of its total assets in any one industry.

Principal Risks
Risk Table - Virtus KAR Long/Short Equity Fund	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Equity Securities Risk

> Equity Securities Risk: The value of the stocks held by the fund may be negatively affected by the financial market, industries in which the fund invests, or issuer-specific events. Focus on a particular style or in small or medium-sized companies may enhance that risk.

Sector Focused Investing Risk

> Sector Focused Investing Risk: Events negatively affecting a particular market sector in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Short Sales Risk

> Short Sales Risk: The fund may engage in short sales and may incur a loss if the price of a borrowed security increases between the date of a short sale and the date on which the fund replaces the security.

Counterparty Risk	> Counterparty Risk: There is risk that a party upon whom the fund relies to complete a transaction will default.
Foreign Investing Risk

> Foreign Investing Risk: Investing in foreign securities subjects the fund to additional risks such as increased volatility; currency fluctuations; less liquidity; less publicly available information about the foreign investment; and political, regulatory, economic, and market risk.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

Currency Rate Risk	> Currency Rate Risk: Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the fund’s shares.
Depositary Receipts Risk	> Depositary Receipts Risk: Investments in foreign companies through depositary receipts may expose the fund to the same risks as direct investments in securities of foreign issuers.
Derivatives Risk

> Derivatives Risk: Derivatives and other similar instruments (collectively referred to in this section as “derivatives”) may include, among other things, futures, options, forwards and swap agreements and may be used in order to hedge portfolio risks, create leverage or attempt to increase returns. Investments in derivatives may result in increased volatility and the fund may incur a loss greater than its principal investment.

Emerging Market Risk

> Emerging Market Risk: Emerging markets securities may be more volatile, or more greatly affected by negative conditions, than those of their counterparts in more established foreign markets. Such securities may also be subject to Sanctions Risk.

Sanctions Risk

> Sanctions Risk: The imposition of sanctions and other similar measures could cause a decline in the value and/or liquidity of securities issued by or tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of transactions, and negatively impact the fund’s liquidity and performance.

Exchange-Traded Funds (ETFs) Risk

> Exchange-Traded Funds (ETFs) Risk: The value of an ETF may be more volatile than the underlying portfolio of securities the ETF is designed to track. The costs to the fund of owning shares of an ETF may exceed the cost of investing directly in the underlying securities.

Foreign Currency Transactions Risk	> Foreign Currency Transactions Risk: The fund’s transactions with respect to foreign currency may not be successful or have the effect of limiting gains from favorable market movements.
Large Market Capitalization Companies Risk

> Large Market Capitalization Companies Risk: The value of investments in larger companies may not rise as much as smaller companies, or larger companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

Limited Number of Investments Risk

> Limited Number of Investments Risk: Because the fund may have a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a fund with a greater number of securities.

Medium Market Capitalization Companies Risk

> Medium Market Capitalization Companies Risk: The fund’s investments in medium market capitalization companies may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Preferred Stocks Risk	> Preferred Stocks Risk: Preferred stocks may decline in price, fail to pay dividends when expected, or be illiquid.
Redemption Risk

> Redemption Risk: One or more large shareholders or groups of shareholders may redeem their holdings in the fund, resulting in an adverse impact on remaining shareholders in the fund by causing the fund to take actions it would not otherwise have taken.

Small Market Capitalization Companies Risk

> Small Market Capitalization Companies Risk: The fund’s investments in small market capitalization companies may be less liquid and more vulnerable to adverse business or economic developments, which may increase the volatility and risk of loss to the fund, as compared with investments in larger, more established companies.

Performance Information

The bar chart and table below provide some indication of the potential risks of investing in the fund. The fund’s past performance, before and after taxes, is not necessarily an indication of how the fund will perform in the future.

The bar chart shows changes in the fund’s performance from year to year over the life of the fund. The table shows how the fund’s average annual returns compare to those of a broad-based securities market index and a style-specific index that reflects the market sectors in which the fund invests. Updated performance information is available at virtus.com or by calling 800-243-1574.

Calendar year total returns for Class I Shares

Best Quarter:	2020, Q2:	22.90%	Worst Quarter:	2022, Q2:	-11.94%

Average Annual Total Returns (for the periods ended 12/31/24)
Average Annual Total Returns - Virtus KAR Long/Short Equity Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Class A Shares	Return Before Taxes	0.52%	6.68%	10.59%	Dec. 06, 2018
Class C Shares	Return Before Taxes	5.53%	7.10%	10.79%	Dec. 06, 2018
Class I Shares	Return Before Taxes	6.66%	8.16%	11.91%	Dec. 06, 2018
Class I Shares | After Taxes on Distributions	Return After Taxes on Distributions	4.96%	7.49%	11.32%	Dec. 06, 2018
Class I Shares | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.18%	6.40%	9.58%	Dec. 06, 2018
Class R6 Shares	Return Before Taxes	6.73%	8.25%	11.98%	Dec. 06, 2018
FT Wilshire 5000 Index	FT Wilshire 5000 Index	23.76%	14.10%	15.13%	Dec. 06, 2018
Russell 3000® Index	Russell 3000® Index	23.81%	13.86%	14.93%	Dec. 06, 2018

The FT Wilshire 5000 Index is a broad-based free-float market capitalization-weighted index that aims to capture 100% of the U.S. investable market capitalization. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

The Russell 3000® Index is a market capitalization-weighted index that measures the performance of the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged and not available for direct investment.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class I Shares; after-tax returns for other classes will vary. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities. In certain cases, the Return After Taxes on Distributions and Sale of Fund Shares for a period may be higher than other return figures for the same period. This will occur when a capital loss is realized upon the sale of fund shares and provides an assumed tax benefit that increases the return.